Contingent liabilities, contractual commitments and guarantees	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

9	Contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2022	2021
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	3,942	11,054
– performance and other guarantees	15,559	15,833
– other contingent liabilities	377	367
At the end of the period	19,878	27,254
Commitments:[1]
– documentary credits and short-term trade-related transactions	2,429	1,928
– forward asset purchases and forward deposits placed	42,732	30,005
– standby facilities, credit lines and other commitments to lend	91,764	87,543
At the end of the period	136,925	119,476
1    Includes £134,227m of commitments (2021: £115,695m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
The above table discloses the nominal principal amounts, which represents the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements.
In December 2017, HM Revenue & Customs (‘HMRC’) challenged the VAT status of certain UK branches of HSBC overseas entities. HMRC has also issued notices of assessment covering the period from 1 October 2013 to 31 December 2017 totalling £262m, with interest to be determined. No provision has been recognised in respect of these notices. In first quarter of 2019, HMRC reaffirmed its assessment that the UK branches are ineligible to be members of the UK VAT group and, consequently, HSBC paid HMRC the sum of £262m and filed appeals. In February 2022, the Upper Tribunal issued a judgement addressing several preliminary legal issues, which was partially in favour of HMRC and partially in favour of HSBC. HSBC has applied for permission to appeal to the Court of Appeal and is awaiting the Court's decision. If permission is denied, the case will be further heard by the First Tier Tax Tribunal. Since January 2018, HSBC’s returns have been prepared on the basis that the UK branches are not in the UK VAT group. In the event that HSBC’s appeals are successful, HSBC will seek a refund of this VAT, of which £135m is estimated to be attributable to HSBC Bank plc.
Contingent liabilities arising from legal proceedings, regulatory and other matters against group companies are disclosed in Note 10. The expected credit loss provisions relating to guarantees and commitments under IFRS 9 are disclosed in Note 8.